Income Tax Expense	12 Months Ended
Dec. 31, 2022
Income Tax Expense [Abstract]
Income tax expense

Note 9. Income tax expense

	Consolidated			Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(327,483)	(2,695,679)	(2,781,899)	(222,475)

Tax at the statutory tax rate of 27.5% (Australian company tax rate)	(90,058)	(741,312)	(765,022)	(61,181)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	85,045	61,372	43,978	57,775
Other temporary differences not recognised	18,999	689,106	721,044	12,907

Income tax expense	13,986	9,166	-	9,501

Deferred tax assets relating to temporary differences and unused tax losses are recognised only to the extent that is it probable that future taxable profits will be available against which the benefits of the deferred tax asset can be utilised